Material accounting policies - Disclosure of estimated useful lives for property and equipment (Details)	12 Months Ended
Sep. 30, 2025
Computer equipment
Material accounting policies
Estimated useful lives	3 years
Computer software
Material accounting policies
Estimated useful lives	3 years
Office furniture and equipment
Material accounting policies
Estimated useful lives	5 years
Low-rate initial production equipment ("LRIP")
Material accounting policies
Estimated useful lives	5 years
R&D equipment
Material accounting policies
Estimated useful lives	5 years
Sales demo equipment
Material accounting policies
Estimated useful lives	2 years
Leasehold improvements
Material accounting policies
Estimated useful lives, description	Shorter of useful life or remaining term of lease